Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 30, 2003
Check here if Amendment [x]; Amendment
Number: 31
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD November 6, 2003





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
53
Form 13F Information Table Value Total:
158,579
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Alfa Corp.              Com        015385107     260     20,800      SH          SOLE                 20,800
Baker Michael Corp      Com        057149106   2,542    267,562      SH          SOLE                267,562
Bostonfed Bancorp       Com        101178101     260      8,606      SH          SOLE                  8,606
Burlington Res Inc.     Com        122014103   1,091     22,630      SH          SOLE                 22,630
Chesapeake Utilities    Com        165303108     220      9,575      SH          SOLE                  9,575
CIT Group               Com        125581108   1,805     62,750      SH          SOLE                 62,750
Calpine Corp            Com        131347106      99     20,000      SH          SOLE                 20,000
Columbia Bankcorp       Com        197227101     163      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   1,536     36,797      SH          SOLE                 36,797
Emcor Group             Com        29084Q100   5,001    117,540      SH          SOLE                117,540
Emerson Elec Co.        Com        291011104   1,855     35,240      SH          SOLE                 35,240
FTI Consulting          Com        302941109   4,468    257,500      SH          SOLE                257,500
Gladstone Coml          Com        376536108     422     28,600      SH          SOLE                 28,600
Griffon Corp.           Com        398433102   1,023     56,950      SH          SOLE                 56,950
Hilb Rogal              Com        431294107     431     13,900      SH          SOLE                 13,900
Insituform Tech         CLA        457667103   4,318    243,150      SH          SOLE                243,150
John Hancock Bk      SHBENINT      409735107   1,991    221,725      SH          SOLE                221,725
Middleby                Com        596278101   5,626    304,775      SH          SOLE                304,775
Nabi Biopharmac         Com        629519109   3,954    469,000      SH          SOLE                469,000
NiSource Inc.           Com        65473P105   2,782    139,250      SH          SOLE                139,250
PartnerRe Holdings      Com        G6852T105   5,073    100,128      SH          SOLE                100,128
PFF Bancorp             Com        69331W104   1,205     37,800      SH          SOLE                 37,800
PPL Corporation         Com        69351T106   6,043    147,575      SH          SOLE                147,575
Pentair                 Com        709631105     399     10,000      SH          SOLE                 10,000
Provident Bankshares    Com        743859100     283     10,000      SH          SOLE                 10,000
SCS Transn              Com        81111T102     426     28,200      SH          SOLE                 28,200
Southern Finl Bancorp   Com        842870107     533     13,535      SH          SOLE                 13,535
SunTrust Bks            Com        867914103   2,815     46,625      SH          SOLE                 46,625
Tredegar Corp.          Com        894650100     205     13,600      SH          SOLE                 13,600
USI Hldgs               Com        90333H101     358     27,500      SH          SOLE                 27,500
Urstadt Biddle Pptys    CLA        917286205     371     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   6,680    418,825      SH          SOLE                418,825
Washington Mutual       Com        939322103   2,838     72,090      SH          SOLE                 72,090
Waste Industries        Com        941057101   2,518    281,025      SH          SOLE                281,025
Yardville Nat'l         Com        985021104   1,072     51,175      SH          SOLE                 51,175
Amdocs Ltd.        Note 2.0  6/0   02342TAB5   5,865  5,917,000      PRN         SOLE              5,917,000
Ameritrade Hldg    Note 5.75 8/0   03072HAB5   8,034  7,934,000      PRN         SOLE              7,934,000
Anixter Int'l      Note      6/2   035290AC9   6,224 18,720,000      PRN         SOLE             18,720,000
Arbor Software     Note 4.5  3/1   038918AC2  11,242 11,214,000      PRN         SOLE             11,214,000
Calpine Corp.      Note 4.0 12/2   131347BA3   1,150  2,335,000      PRN         SOLE              2,335,000
Checkfree Hldgs    Note 6.5 12/0   162816AC6   9,600  9,481,000      PRN         SOLE              9,481,000
Ciena Corp.        Note 3.75 2/0   171779AA9   3,363  3,980,000      PRN         SOLE              3,980,000
Corning            DBCV     11/0   219350AJ4   1,635  2,151,000      PRN         SOLE              2,151,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   6,229  7,738,000      PRN         SOLE              7,738,000
LSI LOgic          Note 4.25 3/1   502161AD4   2,983  3,000,000      PRN         SOLE              3,000,000
ONI Systems        Note 5.0 10/1   68273FAA1   4,729  4,875,000      PRN         SOLE              4,875,000
PMC Sierra         Note 3.75 8/1   69344FAB2   4,151  4,324,000      PRN         SOLE              4,324,000
Protein Design     Note 5.5  2/1   743691AB9   6,230  6,050,000      PRN         SOLE              6,050,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   8,605 10,124,000      PRN         SOLE             10,124,000
Shaw Group         Note      5/0   820280AC9   3,777  5,845,000      PRN         SOLE              5,845,000
Vishay Inter Tech  Note      6/0   928298AD0   1,891  3,165,000      PRN         SOLE              3,165,000
WMX Technologies   Note 2.0  1/2   92929QAF4   1,105  1,173,000      PRN         SOLE              1,173,000
Wind River System  Note 3.75 12/1  973149AE7   1,100  1,250,000      PRN         SOLE              1,250,000